[LOGO] STATE STREET RESEARCH

                    Mid-Cap Growth Fund
--------------------------------------------------------------------------------
                    Semiannual Report to Shareholders
                    March 31, 2001

In This Report          Investment Update

                                    [GRAPHIC]

                            plus

                              The Fund at a Glance

                              Fund Portfolio and Financials

--------------------------------------------------------------------------------

    Contents

 2  6 Month Review
    A look at the fund and its market
    environment over the past 6 months

 4  The Fund in Detail
    Portfolio holdings, financials and notes

From the Chairman

How Long?

That's the question on the minds of most investors after one of the most challenging periods the U.S. stock market has had in a generation. Hope resurfaced in 2001 as most major stock indices rebounded in January. However, the rally was short-lived and the pain was felt across all industry segments and all sizes of companies.

[PHOTO]
Richard S. Davis

The lesson, of course, is that diversification is still a sensible investment principle: Divide your assets among stocks, bonds and cash. Consider rebalancing your portfolio when it strays from its original mix. And don't let volatility derail your regular investment plan.

Diversification may not be a short cut to your financial goals, but it's a road well-traveled by successful investors.

Sincerely,


/s/ Richard S. Davis

Richard S. "Dick" Davis
Chairman
March 31, 2001

6 Month Review

                            How State Street Research
                          Mid-Cap Growth Fund Performed

State Street Research Mid-Cap Growth Fund returned -37.49% for the 6-month period ended March 31, 2001.(1) That was disappointing to shareholders, but it was better than the Russell Midcap Growth Index, which returned -42.50% over the same period.(2) The fund performed in line with the Lipper Mid-Cap Growth Funds Average, which returned -36.93% for the period.(3)

Reasons for the Fund's Performance

Although Mid-Cap Growth Fund consistently outperformed other similar funds during the six-month period, the environment for mid-cap growth stocks was weak and that led to a negative return. Our investments in energy and healthcare helped performance and our underexposure to technology was also a plus. However, the fund lost ground with its investments in communications equipment stocks, which have suffered from a severe cutback in telecommunications spending. Investments in advertising, consumer electronics and retail were weak early in the period, but we added to our investments in retail stocks, such as Jones Apparel Group and Bed, Bath & Beyond, when valuations were attractive, and they were strong performers in the second half of the period.

Looking Ahead

We expect the economy to bump along at a slower pace than we have seen in the past three years. And although technology stocks are selling well below last year's prices, we believe it could take a very long time to rebuild investor confidence in the sector. As a result, we have added to our investment in consumer segments such as retail and restaurants, which we believe have the potential to hold their own in a slower economy. We are also maintaining our focus on healthcare and energy. |_|

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)
[DOWN ARROW]
-37.49%

"We added to consumer segments with potential to prosper in a slow economy."

[PHOTO]
Cathy Dudley
Portfolio Manager,
State Street Research Mid-Cap Growth Fund

Russell Midcap
Growth Index(2)
[DOWN ARROW]
-42.50%


2 State Street Research Mid-Cap Growth Fund

--------------------------------------------------------------------------------
[GRAPHIC] The Fund at a Glance as of 3/31/01
--------------------------------------------------------------------------------

State Street Research Mid-Cap Growth Fund: A stock fund with a growth approach to mid-cap investing.

Express Scripts

This pharmacy benefits manager has gained market share and kept costs low, thanks to a management team that is focused on the bottom line. The stock was a strong performer.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

Openwave Systems

Supplies telephone and wireless messaging software to telecom service providers. Its stock price fell sharply in the technology downdraft, but we like the company's long-term growth prospects and added to our position.

Total Net Assets: $608 million

--------------------------------------------------------------------------------
Top 10 Holdings

     Issuer/Security                                            % of fund assets

  1  Andrx                                                                  3.0%

  2  Kerr-McGee                                                             2.8%

  3  Capital One Financial                                                  2.6%

  4  Express Scripts                                                        2.6%

  5  Peregrine Systems                                                      2.6%

  6  Noble Drilling                                                         2.5%
  7  Nasdaq 100 Index                                                       2.4%

  8  Ivax                                                                   2.3%

  9  Teva Pharmaceutical                                                    2.2%

 10  Electronic Arts                                                        2.1%

     Total                                                                 25.1%

See page 7 for more detail.

--------------------------------------------------------------------------------
Performance

Fund average annual total return as of 3/31/01(1, 4)
(does not reflect sales charge)

Share Class                                   1 Year      5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -36.38%        3.22%       11.69%
--------------------------------------------------------------------------------
Class B(1)                                   -36.82%        2.46%       11.06%
--------------------------------------------------------------------------------
Class B                                      -36.82%        2.44%       11.04%
--------------------------------------------------------------------------------
Class C                                      -36.87%        2.43%       11.06%
--------------------------------------------------------------------------------
Class S                                      -36.17%        3.49%       11.95%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/01(4, 5)
(at maximum applicable sales charge)

Share Class                                   1 Year      5 Years      10 Years
--------------------------------------------------------------------------------
Class A                                      -40.04%        2.00%       11.04%
--------------------------------------------------------------------------------
Class B(1)                                   -38.29%        2.30%       11.06%
--------------------------------------------------------------------------------
Class B                                      -38.29%        2.28%       11.04%
--------------------------------------------------------------------------------
Class C                                      -37.17%        2.43%       11.06%
--------------------------------------------------------------------------------
Class S                                      -36.17%        3.49%       11.95%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Top 5 Industries by % of fund assets

      [THE FOLLOWING INFORMATION WAS ALSO REPRESENTED AS A BAR CHART IN THE
                               PRINTED MATERIAL.]

September 30, 2000

Computer Software                                                          15.2%
--------------------------------------------------------------------------------
Drugs & Biotechnology                                                      13.0%
--------------------------------------------------------------------------------
Communications Technology                                                  10.2%
--------------------------------------------------------------------------------
Electronics: Semiconductors/Components                                      8.8%
--------------------------------------------------------------------------------
Retail                                                                      5.8%
--------------------------------------------------------------------------------

March 31, 2001

Drugs & Biotechnology                                                      13.7%
--------------------------------------------------------------------------------
Retail                                                                      9.4%
--------------------------------------------------------------------------------
Computer Software                                                           8.8%
--------------------------------------------------------------------------------
Healthcare Services                                                         6.4%
--------------------------------------------------------------------------------
Miscellaneous Financial                                                     4.1%
--------------------------------------------------------------------------------

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Ticker Symbols
State Street Research Mid-Cap Growth Fund

Class A: SCFAX  Class B(1): SCFPX  Class B: SCFBX  Class C: SCFDX Class S: SCFCX

--------------------------------------------------------------------------------

(1)   Does not reflect sales charge.

(2) The Russell Midcap Growth Index contains only those stocks within the complete Russell Midcap Index (800 of the smallest securities in the Russell 1000 Index) that show above-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Mid-Cap Growth Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

[GRAPHIC] The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past six months leading up to the report date, and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks, and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4 State Street Research Mid-Cap Growth Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Mid-Cap Growth Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Capital Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests primarily in mid-cap growth stocks.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay a service and distribution fee equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest - The fund accrues interest daily as it earns it.

o     Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any.

o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee, and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6 State Street Research Mid-Cap Growth Fund

Portfolio Holdings  March 31, 2001  (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and then by specific industry.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS/

*     Denotes a security which has not paid a dividend during the last year.

+ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

                                                                      Market
    Issuer                                              Shares         Value
    ----------------------------------------------------------------------------

    Common Stocks 92.6% of net assets

    Consumer Discretionary 20.7% of net assets
    ----------------------------------------------------------------------------

    Casinos/Gambling, Hotel/Motel 0.8%
    International Game Technology Inc.*                  94,100       $4,737,935
                                                                    ------------

    Consumer Electronics 2.1%
(10)Electronic Arts Inc.*                               239,500       12,992,875
      Software & Programming                                        ------------

    Leisure Time 1.0%
    Callaway Golf Co.                                   267,600        5,943,396
                                                                    ------------

    Printing & Publishing 1.9%
    New York Times Co.                                  284,200       11,643,674
                                                                    ------------

    Restaurants 3.7%
    Brinker International Inc.*                         242,100        6,757,011
    Starbucks Corp.*                                    165,000        7,002,187
    Tricon Global Restaurants Inc.*                     236,400        9,028,116
                                                                    ------------
                                                                      22,787,314
                                                                    ------------

    Retail 9.4%
    Bed Bath & Beyond Inc.*                             369,100        9,066,019
    Dollar General Corp.                                414,500        8,472,380
    Family Dollar Stores Inc.                           400,700       10,297,990
    Jones Apparel Group Inc.*                           249,400        9,427,320
    RadioShack Corp.                                    274,600       10,075,074
    Tiffany & Co.                                       368,000       10,028,000
                                                                    ------------
                                                                      57,366,783
                                                                    ------------

    Shoes 1.8%
    Nike Inc. Cl. B                                     264,200       10,713,310
                                                                    ------------
    Total Consumer Discretionary                                     126,185,287
                                                                    ------------

    Consumer Staples 1.6% of net assets
    ----------------------------------------------------------------------------

    Beverages 1.6%
    Adolph Coors Co.                                    153,300       10,031,952
                                                                    ------------
    Total Consumer Staples                                            10,031,952
                                                                    ------------

            The text and notes are an integral part of the financial statements.

    Portfolio Holdings March 31, 2001 CONTINUED

                                                                      Market
    Issuer                                              Shares         Value
    ----------------------------------------------------------------------------

    Financial Services 13.0% of net assets
    ----------------------------------------------------------------------------

    Banks & Savings & Loans 1.4%
    Investors Financial Services Co.                    149,200       $8,746,850
                                                                    ------------

    Financial Data Processing Services &
      Systems 2.4%
    Checkfree Corp.*                                    142,900        4,206,619
    Concord EFS Inc.*                                   249,400       10,085,112
                                                                    ------------
                                                                      14,291,731
                                                                    ------------

    Insurance 4.1%
    Ace Ltd.                                            165,300        6,076,428
    Everest Reinsurance Group, Ltd.                     113,300        7,536,716
    Partnerre Ltd.*                                     129,500        6,380,465
    XL Capital Ltd. Cl. A                                62,600        4,761,982
                                                                    ------------
                                                                      24,755,591
                                                                    ------------

    Miscellaneous Financial 4.1%
    Bisys Group Inc.*                                   170,500        9,111,094
 (3)Capital One Financial Corp.                         288,100       15,989,550
      Financial Services
                                                                    ------------
                                                                      25,100,644
                                                                    ------------

    Securities Brokerage & Services 1.0%
    Lehman Brothers Holdings Inc.                        95,500        5,987,850
                                                                    ------------
    Total Financial Services                                          78,882,666
                                                                    ------------

    Healthcare 21.9% of net assets
    ----------------------------------------------------------------------------

    Drugs & Biotechnology 13.7%
 (1)Andrx Corp.*                                        374,100       18,330,900
      Biotechnology & Drugs
    Barr Laboratories,  Inc.*                           164,900        9,427,333
    Biogen Inc.*                                        173,400       10,978,387
    Genzyme Corp.*                                      131,200       11,851,296
 (8)IVAX Corp.*                                         449,900       14,171,850
      Pharmaceuticals
    Sepracor Inc.*                                      162,900        5,212,800
                                                                    ------------
 (9)Teva Pharmaceutical Industries Ltd.+                244,000       13,328,500
      Pharmaceuticals
                                                                    ------------
                                                                      83,301,066
                                                                    ------------

    Healthcare Services 6.4%
    ----------------------------------------------------------------------------

 (4)Express Scripts Inc. Cl. A*                         184,100       15,957,788
      Healthcare Facilities
    Health Net Inc.*                                    489,500       10,088,595
    Wellpoint Health Networks Inc. Cl. A*               132,600       12,638,106
                                                                    ------------
                                                                      38,684,489
                                                                    ------------
    Hospital Supply 1.8%
    Stryker Corp.                                       211,000      $11,024,750
                                                                    ------------
    Total Healthcare                                                 133,010,305
                                                                    ------------

    Integrated Oils 2.8% of net assets
    ----------------------------------------------------------------------------

    Integrated Domestic 2.8%
 (2)Kerr-McGee Corp.                                    261,200       16,951,880
      Oil & Gas Operations
                                                                    ------------
    Total Integrated Oils                                             16,951,880
                                                                    ------------

    Materials & Processing 1.4% of net assets
    ----------------------------------------------------------------------------
    Diversified Manufacturing 1.4%
    American Standard Companies Inc.*                   140,200        8,281,614
                                                                    ------------
    Total Materials & Processing                                       8,281,614
                                                                    ------------

    Other 2.4% of net assets
    ----------------------------------------------------------------------------

 (7)Nasdaq 100 Index*                                   372,400       14,579,460
      Index
                                                                    ------------
    Total Other                                                       14,579,460
                                                                    ------------

    Other Energy 7.2% of net assets
    ----------------------------------------------------------------------------

    Gas Pipelines 3.2%
    Dynegy Inc. Cl. A                                   141,900        7,238,319
    EOG Resources Inc.                                  286,300       11,804,149
                                                                    ------------
                                                                      19,042,468
                                                                    ------------

    Oil Well Equipment & Services 4.0%
    National Oilwell Inc.*                              277,400        9,606,362
 (6)Noble Drilling Corp.*                               322,200       14,872,752
      Oil Well Services & Equipment
                                                                    ------------
                                                                      24,479,114
                                                                    ------------
    Total Other Energy                                                43,521,582
                                                                    ------------

    Producer Durables 6.3% of net assets
    ----------------------------------------------------------------------------

    Miscellaneous Equipment 1.7%
    Danaher Corp.                                       195,100       10,644,656
                                                                    ------------

    Production Technology Equipment 2.9%
    KLA-Tencor Corp.*                                   101,900        4,012,313
    Millipore Corp.                                     201,400        9,316,764
    Novellus Systems Inc.*                              103,000        4,177,937
                                                                    ------------
                                                                      17,507,014
                                                                    ------------

The text and notes are an integral part of the financial statements.


8 State Street Research Mid-Cap Growth Fund

                                                                    Market
    Issuer                                           Shares          Value
    -------------------------------------------------------------------------

    Telecommunications Equipment 1.7%
    American Tower Corp. Cl. A*                      351,500       $6,502,750
    Powerwave Technologies Inc.*                     285,900        3,895,388
                                                                 ------------
                                                                   10,398,138
                                                                 ------------
    Total Producer Durables                                        38,549,808
                                                                 ------------

    Technology 13.2% of net assets
    -------------------------------------------------------------------------

    Communications Technology 2.9%
    Redback Networks Inc.*                           346,100        4,526,988
    Symbol Technologies Inc.                         371,700       12,972,330
                                                                 ------------
                                                                   17,499,318
                                                                 ------------

    Computer Software 8.8%
    BEA Systems Inc.*                                226,900        6,665,187
    Intuit, Inc.*                                    389,200       10,800,300
    Mercury Interactive Corp.*                       158,200        6,624,625
    Micromuse Inc.*                                  221,300        8,362,927
    Openwave Systems Inc.*                           262,400        5,206,016
 (5)Peregrine Systems Inc.*                          810,600       15,806,700
      Software & Programming
                                                                 ------------
                                                                   53,465,755
                                                                 ------------

    Electronics: Semiconductors/Components 1.5%
    Integrated Device Technology Inc.*               141,500        4,189,815
    Vitesse Semiconductor Corp.*                     220,200        5,243,513
                                                                 ------------
                                                                    9,433,328
                                                                 ------------
    Total Technology                                               80,398,401
                                                                 ------------

    Utilities 2.1% of net assets
    -------------------------------------------------------------------------

    Telecommunications 2.1%
    Western Wireless Corp. Cl. A*                    241,700        9,819,063
    XO Communications Inc. Cl. A*                    447,800        3,134,600
                                                                 ------------
                                                                   12,953,663
                                                                 ------------
    Total Utilities                                                12,953,663
                                                                 ------------

    Total Common Stocks                                           563,346,618(a)
                                                                 ------------

--------------------------------------------------------------------------------
(a) The fund paid a total of $612,473,437 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings March 31, 2001 CONTINUED

                                                        Coupon             Maturity         Amount of            Market
                                                         Rate                Date           Principal             Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper 7.0% of net assets
American Express Credit Corp.                            5.15%              4/04/2001       $5,648,000          $5,648,000

Ford Motor Credit Co.                                    5.22%              4/04/2001       15,280,000          15,280,000

Household Finance Corp.                                  4.97%              4/03/2001       21,718,000          21,718,000
                                                                                                              ------------
Total Commercial Paper                                                                                          42,646,000(a)
                                                                                                              ------------

                                                                                % of
                                                                             Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments                                                                      99.6%                        $605,992,618(b)

Cash and Other Assets, Less Liabilities                                           0.4%                           2,276,623
                                                                                -----                         ------------
Net Assets                                                                      100.0%                        $608,269,241
                                                                                =====                         ============

--------------------------------------------------------------------------------
(a) The fund paid a total of $42,646,000 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(b) The fund paid a total of $655,119,437 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10 State Street Research Mid-Cap Growth Fund

--------------------------------------------------------------------------------

Federal Income Tax Information

At March 31, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $655,487,149 was as follows:

Aggregate gross unrealized appreciation for all investments in
   which there is an excess of value over tax cost                  $69,490,800


Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value                 (118,985,331)
                                                                   ------------
                                                                   ($49,494,531)
                                                                   ============

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value*                                   $605,992,618(a)
Collateral for securities on loan                                 21,085,052
Cash                                                                   2,003
Receivable for securities sold                                    11,722,864
Receivable for fund shares sold                                    5,684,401
Dividends and interest receivable                                    285,603
Other assets                                                          37,780
                                                               -------------
                                                                 644,810,321
Liabilities

Payable for collateral received on securities loaned              21,085,052
Payable for securities purchased                                  13,098,781
Accrued transfer agent and shareholder services                      746,350
Payable for fund shares redeemed                                     562,787
Accrued management fee                                               454,200
Accrued distribution and service fees                                336,559
Accrued trustees' fees                                                17,750
Accrued administration fee                                             5,715
Other accrued expenses                                               233,886
                                                               -------------
                                                                  36,541,080
                                                               -------------

Net Assets                                                      $608,269,241
                                                               =============
Net Assets consist of:
  Unrealized depreciation of investments                        ($49,126,819)
  Accumulated net realized loss                                 (171,711,939)
  Paid-in capital                                                829,107,999
                                                               -------------
                                                                $608,269,241(b)
                                                               =============

* Includes securities on loan valued at $20,671,621

--------------------------------------------------------------------------------
(a) The fund paid a total of $655,119,437 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(b) Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

           Net Assets   /  Number of Shares   =    NAV

       A   $268,530,428      42,785,972           $6.28*
       B(1) $30,634,857       5,614,267           $5.46**
       B   $221,610,219      40,671,285           $5.45**
       C    $25,239,621       4,602,321           $5.48**
       S    $62,254,116       9,409,032           $6.62

*     Maximum offering price per share = $6.66 ($6.28 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12 State Street Research Mid-Cap Growth Fund

Statement of
Operations For the six months ended March 31, 2001 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                           $968,980(1)
Interest                                                           2,689,545(2)
                                                               -------------
                                                                   3,658,525
Expenses

Management fee                                                     2,976,338(3)
Transfer agent and shareholder services                            1,799,041(4)
Custodian fee                                                        108,255
Reports to shareholders                                               74,625
Distribution and service fees - Class A                              525,564(5)
Distribution and service fees - Class B(1)                           174,726(5)
Distribution and service fees - Class B                            1,526,039(5)
Distribution and service fees - Class C                              181,343(5)
Administration fee                                                    36,462(6)
Trustees' fees                                                        17,750(7)
Audit fee                                                             17,500
Registration fees                                                      9,875
Legal fees                                                             7,500
Miscellaneous                                                         22,075
                                                               -------------
                                                                   7,477,093
Fees paid indirectly                                                 (84,773)(8)
                                                               -------------
                                                                   7,392,320
                                                               -------------
Net investment loss                                               (3,733,795)
                                                               -------------
Realized and Unrealized Loss on Investments
Net realized loss on investments                                (165,004,005)(9)
Change in unrealized depreciation of
  investments                                                   (217,813,502)
                                                               -------------
Net loss on investments                                         (382,817,507)
                                                               -------------
Net decrease in net assets resulting
  from operations                                              ($386,551,302)
                                                               =============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $3,880.
--------------------------------------------------------------------------------
(2) Includes $168,898 in income from the lending of portfolio securities. As of the report date, the fund had a total of $27,371,067 of securities out on loan and was holding a total of $27,918,487 (including $21,085,052 of cash collateral invested in AIM Liquid Assets Portfolio) in collateral related to those loans.
--------------------------------------------------------------------------------
(3) The management fee is 0.75% of the first $500 million of average net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion.
--------------------------------------------------------------------------------
(4) Includes a total of $723,692 paid to the distributor for the services it provided, and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(6) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund.
--------------------------------------------------------------------------------
(7) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
(8) Represents transfer agent credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------
(9) To earn this, the fund sold $560,565,425 of securities. During this same period, the fund also bought $467,280,645 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended       March 31, 2001
                                           September 30, 2000    (unaudited)
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:

Net investment loss                           ($11,397,980)       ($3,733,795)
Net realized gain (loss)
  on investments                               471,990,003       (165,004,005)
Change in unrealized depreciation
  of investments                               (58,627,131)      (217,813,502)
                                            ---------------------------------
Net increase (decrease) resulting
  from operations                              401,964,892       (386,551,302)
                                            ---------------------------------

Distributions from capital gains:

  Class A                                      (18,716,333)      (189,688,265)
  Class B(1)                                      (642,758)       (18,510,592)
  Class B                                      (19,306,598)      (182,604,727)
  Class C                                       (2,433,655)       (22,976,475)
  Class S                                       (5,227,876)       (48,974,089)
                                            ---------------------------------
                                               (46,327,220)      (462,754,148)
                                            ---------------------------------
Net increase (decrease) from fund
  share transactions                           (64,099,810)       384,958,710(1)
                                            ---------------------------------
Total increase (decrease) in net assets        291,537,862       (464,346,740)

Net Assets

Beginning of period                            781,078,119      1,072,615,981
                                            ---------------------------------
End of period                               $1,072,615,981       $608,269,241
                                            =================================

The text and notes are an integral part of the financial statements.


14 State Street Research Mid-Cap Growth Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                Six months ended
                                                  Year ended                     March 31, 2001
                                              September 30, 2000                   (unaudited)
                                         ------------------------------------------------------------------
Class A                                    Shares          Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------
 Shares sold                              6,802,987     $115,733,976        20,479,887     $157,535,348*

 Issued upon reinvestment of
   distributions from capital gains       1,136,163       18,225,176        21,616,957      184,391,165

 Shares redeemed                         (9,112,449)    (155,131,940)      (21,723,249)    (169,301,898)
                                         ------------------------------------------------------------------
 Net increase (decrease)                 (1,173,299)    ($21,172,788)       20,373,595     $172,624,615
                                         ==================================================================

Class B(1)                                   Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------
 Shares sold                              1,430,520      $24,710,004         1,584,171      $13,303,062**

 Issued upon reinvestment of
   distributions from capital gains          40,788          601,180         2,455,384       18,243,471

 Shares redeemed                           (179,493)      (3,053,990)         (393,864)      (3,132,986)***
                                         ------------------------------------------------------------------
 Net increase                             1,291,815      $22,257,194         3,645,691      $28,413,547
                                         ==================================================================

Class B                                      Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------
 Shares sold                              1,308,030      $22,612,055           576,927       $6,616,657**

 Issued upon reinvestment of
   distributions from capital gains       1,209,097       18,257,330        23,174,956      171,958,139

 Shares redeemed                         (5,350,216)     (87,876,826)       (4,950,870)     (40,221,082)***
                                         ------------------------------------------------------------------
 Net increase (decrease)                 (2,833,089)    ($47,007,441)       18,801,013     $138,353,714
                                         ==================================================================

Class C                                      Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------
 Shares sold                                138,864       $2,373,465           144,816       $1,123,926**

 Issued upon reinvestment of
   distributions from capital gains         145,328        2,200,241         2,740,992       20,505,210

 Shares redeemed                           (732,355)     (11,933,887)       (1,024,576)      (7,739,910)****
                                         ------------------------------------------------------------------
 Net increase (decrease)                   (448,163)     ($7,360,181)        1,861,232      $13,889,226
                                         ==================================================================

Class  S                                     Shares           Amount            Shares           Amount
-----------------------------------------------------------------------------------------------------------
 Shares sold                              2,156,067      $40,290,794         1,002,195      $10,789,551

 Issued upon reinvestment of
   distributions from capital gains         305,445        5,014,462         5,096,679       45,768,173

 Shares redeemed                         (3,070,429)     (56,121,850)       (2,592,815)     (24,880,116)
                                         ------------------------------------------------------------------
 Net increase (decrease)                   (608,917)    ($10,816,594)        3,506,059      $31,677,608
                                         ==================================================================

      The trustees have the authority to issue an unlimited number of shares of beneficial interest, with a $0.001 par value per share.

* Includes $76,138 and $222,844 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $381,304, $206, and $65 for Class B(1), Class B and Class C, were paid by the distributor, not the fund.

*** Includes $20,137 and $33,095 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $22 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance for the past five fiscal years.

                                                                                       Class A
                                               =====================================================================================

                                                                       Years ended September 30                    Six months ended
                                               -----------------------------------------------------------------    March 31, 2001
Per-Share Data                                  1996 (a)      1997 (a)      1998 (a)      1999 (a)      2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)          13.53         13.76         14.74         11.95         13.64         20.10
                                                   -----         -----         -----         -----         -----          ----
  Net investment loss ($)                          (0.05)        (0.08)        (0.12)        (0.14)        (0.15)        (0.03)

  Net realized and unrealized gain (loss)
    on investments ($)                              1.30          1.06         (2.54)         3.15          7.44         (5.26)
                                                   -----         -----         -----         -----         -----          ----
 Total from investment operations ($)               1.25          0.98         (2.66)         3.01          7.29         (5.29)
                                                   -----         -----         -----         -----         -----          ----
  Distributions from capital gains ($)             (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Total distributions ($)                           (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Net asset value, end of period ($)                13.76         14.74         11.95         13.64         20.10          6.28
                                                   =====         =====         =====         =====         =====          ====
 Total return (%) (b)                              10.12          7.12        (18.14)        26.75         54.91        (37.49)(d)

 Ratios/Supplemental Data
 ===================================================================================================================================

 Net assets at end of period ($ thousands)       114,247       470,977       319,014       321,667       450,521       268,530

 Expense ratio (%)                                  1.26          1.21          1.39          1.40          1.38          1.54(e)

 Expense ratio after expense reductions (%)         1.26          1.21          1.39          1.38          1.37          1.52(e)

 Ratio of net investment loss
 to average net assets (%)                         (0.39)        (0.60)        (0.88)        (1.03)        (0.85)        (0.62)(e)

 Portfolio turnover rate (%)                      215.07        230.66         86.34         68.03        171.87         60.86

                                                                                                         Class B(1)
                                                                                      ==============================================

                                                                                         Years ended September 30   Six months ended
                                                                                      ----------------------------   March 31, 2001
Per-Share Data                                                                           1999 (a) (c)     2000 (a)   (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)                                                    13.17           12.90        18.83
                                                                                             -----           -----         ----
  Net investment loss ($)                                                                    (0.17)          (0.26)       (0.05)

  Net realized and unrealized gain (loss) on investments ($)                                 (0.10)           7.02        (4.79)
                                                                                             -----           -----         ----
 Total from investment operations ($)                                                        (0.27)           6.76        (4.84)
                                                                                             -----           -----         ----
  Distributions from capital gains ($)                                                          --           (0.83)       (8.53)
                                                                                             -----           -----         ----
 Total distributions ($)                                                                        --           (0.83)       (8.53)
                                                                                             -----           -----         ----
 Net asset value, end of period ($)                                                          12.90           18.83         5.46
                                                                                             =====           =====         ====
 Total return (%) (b)                                                                        (2.05)(d)       53.90       (37.69)(d)

 Ratios/Supplemental Data
 ===================================================================================================================================

 Net assets at end of period ($ thousands)                                                   8,730          37,063       30,635

 Expense ratio (%)                                                                            2.15(e)         2.11         2.24(e)

 Expense ratio after expense reductions (%)                                                   2.13(e)         2.10         2.22(e)

 Ratio of net investment loss
 to average net assets (%)                                                                   (1.81)(e)       (1.52)       (1.29)(e)

 Portfolio turnover rate (%)                                                                 68.03          171.87        60.86

The text and notes are an integral part of the financial statements.


16 State Street Research Mid-Cap Growth Fund

                                                                                       Class B
                                               =====================================================================================

                                                                     Years ended September 30                      Six months ended
                                               -----------------------------------------------------------------    March 31, 2001
Per-Share Data                                  1996 (a)      1997 (a)      1998 (a)      1999 (a)      2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)          13.29         13.40         14.24         11.45         12.90         18.82
                                                   -----         -----         -----         -----         -----          ----
  Net investment loss ($)                          (0.14)        (0.17)        (0.22)        (0.22)        (0.26)        (0.06)

  Net realized and unrealized gain (loss)
    on investments ($)                              1.27          1.01         (2.44)         2.99          7.01         (4.78)
                                                   -----         -----         -----         -----         -----          ----
 Total from investment operations ($)               1.13          0.84         (2.66)         2.77          6.75         (4.84)
                                                   -----         -----         -----         -----         -----          ----
  Distibutions from capital gains ($)              (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Total distributions ($)                           (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Net asset value, end of period ($)                13.40         14.24         11.45         12.90         18.82          5.45
                                                   =====         =====         =====         =====         =====          ====
 Total return (%) (b)                               9.33          6.27        (18.78)        25.74         53.83        (37.73)(d)

 Ratios/Supplemental Data
 ===================================================================================================================================
 Net assets at end of period ($ thousands)       386,899       562,392       365,547       318,695       411,584       221,610

 Expense ratio (%)                                  2.01          1.98          2.13          2.15          2.11          2.24(e)

 Expense ratio after expense reductions (%)         2.01          1.98          2.13          2.13          2.10          2.22(e)

 Ratio of net investment loss
 to average net assets (%)                         (1.13)        (1.32)        (1.63)        (1.77)        (1.58)        (1.33)(e)

 Portfolio turnover rate (%)                      215.07        230.66         86.34         68.03        171.87         60.86

                                                                                       Class C
                                               =====================================================================================

                                                                     Years ended September 30                      Six months ended
                                               -----------------------------------------------------------------    March 31, 2001
Per-Share Data                                  1996 (a)      1997 (a)      1998 (a)      1999 (a)      2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)          13.31         13.42         14.26         11.47         12.93         18.87
                                                   -----         -----         -----         -----         -----          ----
  Net investment loss ($)                          (0.14)        (0.17)        (0.22)        (0.22)        (0.27)        (0.06)

  Net realized and unrealized gain (loss)
    on investments ($)                              1.27          1.01         (2.44)         3.00          7.04         (4.80)
                                                   -----         -----         -----         -----         -----          ----
 Total from investment operations ($)               1.13          0.84         (2.66)         2.78          6.77         (4.86)
                                                   -----         -----         -----         -----         -----          ----
  Distibutions from capital gains ($)              (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Total distributions ($)                           (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Net asset value, end of period ($)                13.42         14.26         11.47         12.93         18.87          5.48
                                                   =====         =====         =====         =====         =====          ====

 Total return (%) (b)                               9.23          6.26        (18.76)        25.77         53.86        (37.78)(d)

 Ratios/Supplemental Data
 ===================================================================================================================================
 Net assets at end of period ($ thousands)       190,319       120,051        55,208        41,235        51,721        25,240

 Expense ratio (%)                                  2.01          1.98          2.13          2.15          2.11          2.24(e)

 Expense ratio after expense reductions (%)         2.01          1.98          2.13          2.13          2.10          2.22(e)

 Ratio of net investment loss
 to average net assets (%)                         (1.13)        (1.30)        (1.63)        (1.77)        (1.58)        (1.34)(e)

 Portfolio turnover rate (%)                      215.07        230.66         86.34         68.03        171.87         60.86

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to September 30, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                       Class S
                                               =====================================================================================

                                                                     Years ended September 30                      Six months ended
                                               -----------------------------------------------------------------    March 31, 2001
Per-Share Data                                  1996 (a)      1997 (a)      1998 (a)      1999 (a)      2000 (a)    (unaudited) (a)
====================================================================================================================================
 Net asset value, beginning of period ($)          13.66         13.94         14.96         12.16         13.94         20.62
                                                   -----         -----         -----         -----         -----          ----
  Net investment loss ($)                          (0.01)        (0.05)        (0.09)        (0.10)        (0.11)        (0.02)

  Net realized and unrealized gain (loss)
  on investments ($)                                1.31          1.07         (2.58)         3.20          7.62         (5.45)
                                                   -----         -----         -----         -----         -----          ----
 Total from investment operations ($)               1.30          1.02         (2.67)         3.10          7.51         (5.47)
                                                   -----         -----         -----         -----         -----          ----
  Distibutions from capital gains ($)              (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Total distributions ($)                           (1.02)           --         (0.13)        (1.32)        (0.83)        (8.53)
                                                   -----         -----         -----         -----         -----          ----
 Net asset value, end of period ($)                13.94         14.96         12.16         13.94         20.62          6.62
                                                   =====         =====         =====         =====         =====          ====
 Total return (%) (b)                              10.41          7.32        (17.94)        27.06         55.32        (37.38)(d)

 Ratios/Supplemental Data
 ===================================================================================================================================
 Net assets at end of period ($ thousands)        34,835       189,778       113,118        90,751       121,727        62,254

 Expense ratio (%)                                  1.01          0.96          1.14          1.15          1.11          1.24(e)

 Expense ratio after expense reductions (%)         1.01          0.96          1.14          1.13          1.10          1.22(e)

 Ratio of net investment loss
 to average net assets (%)                         (0.08)        (0.37)        (0.63)        (0.77)        (0.58)        (0.33)(e)

 Portfolio turnover rate (%)                      215.07        230.66         86.34         68.03        171.87         60.86

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to September 30, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


18 State Street Research Mid-Cap Growth Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and
Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

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                                                               PERMIT NO. 20
                                                            -------------------

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--------------------------------------------------------------------------------

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---------------------------------------
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and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.ssrfunds.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm eastern time, to learn more.

---------------------------
          [LOGO]
          DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
           2000
---------------------------
 for Excellence in Service

--------------------------------------------------------------------------------
(1)   Formerly State Street Research Growth Fund.

(2)   Formerly State Street Research Argo Fund.

(3)   Formerly State Street Research Alpha Fund.

(4) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Mid-Cap Growth Fund prospectus. When used after June 30, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

                                   AGGRESSIVE

                                  EQUITY FUNDS
                                  ------------

                             Global Resources Fund
                              Health Sciences Fund
                              Emerging Growth Fund
                              Mid-Cap Growth Fund
                        Concentrated International Fund
                            Concentrated Growth Fund
                            Large-Cap Growth Fund(1)
                                  Aurora Fund
                            Large-Cap Value Fund(2)
                             Mid-Cap Value Fund(3)
                           International Equity Fund
                                  Galileo Fund
                                Investment Trust
                                  Legacy Fund
                         Strategic Growth & Income Fund
                           Strategic Income Plus Fund

                               FIXED INCOME FUNDS
                               ------------------

                                High Income Fund
                             Strategic Income Fund
                             New York Tax-Free Fund
                                Tax-Exempt Fund
                             Government Income Fund
                              Money Market Fund(4)

                                  CONSERVATIVE

(C)2001 State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111-2690

CONTROL NUMBER:(exp0502)SSR-LD                                      MG-3634-0501